Lease - Cash outflow for leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Lease
Cash outflow for leases	$ 390	$ 142	$ 940	$ 242	$ 367	$ 31
Cash outflow for short-term and low-value leases				4	5	28
Total cash outflow for leases	$ 390	$ 142	$ 940	$ 246	$ 372	$ 59